Document and Entity Information	6 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Ecco Auto World Corp
Entity Central Index Key	0001686515
Document Type	8-K
Document Period End Date	Sep. 30, 2019
Amendment Flag	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false